Average Annual Total Returns{- Health Care Services Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Health Care Services Portfolio	Health Care Services Portfolio-Default Return Before Taxes Past 1 year	Health Care Services Portfolio-Default Return Before Taxes Past 5 years	Health Care Services Portfolio-Default Return Before Taxes Past 10 years	Health Care Services Portfolio-Default After Taxes on Distributions Past 1 year	Health Care Services Portfolio-Default After Taxes on Distributions Past 5 years	Health Care Services Portfolio-Default After Taxes on Distributions Past 10 years	Health Care Services Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Health Care Services Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Health Care Services Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1520 Past 1 year	F1520 Past 5 years	F1520 Past 10 years
Total	18.52%	14.82%	15.84%	18.26%	13.15%	14.30%	11.08%	11.44%	12.84%	18.40%	15.22%	13.88%	17.21%	13.64%	17.05%